Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Property and Equipment
Property and equipment, gross	$ 4,771	$ 1,244
Less: accumulated depreciation and amortization	(1,083)	(503)
Property and equipment, net	3,688	741		4,781
Depreciation and amortization expense	580	223	146
Office furniture and fixtures
Property and Equipment
Property and equipment, gross	227	135
Leasehold improvements
Property and Equipment
Property and equipment, gross	404	158
Internally developed software
Property and Equipment
Property and equipment, gross	2,068
Computer software
Property and Equipment
Property and equipment, gross	685	347
Computer equipment
Property and Equipment
Property and equipment, gross	$ 1,387	$ 604